Vitro Diagnostics, Inc. - Balance Sheets (Parentheticals) (USD $)	Jul. 31, 2012	Oct. 31, 2011
Equipment, net of accumulated depreciation of $91,298 and $78,043 (in Dollars)	$ 91,298	$ 78,043
Patents, net of accumulated amortization of $10,018 and $7,664 (Note A) (in Dollars)	$ 10,018	$ 7,664
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock,shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	19,308,912	18,528,995
Common stock, shares outstanding	19,308,912	18,528,995